INTERBANK BORROWINGS (Details 3) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings	$ 1,788,626	$ 1,698,357
Loans From Foreign Financial Institutions [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings	1,787,943	1,554,071
Loans From Foreign Financial Institutions [Member] | Due Within 1 Year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings	1,648,955	1,477,318
Loans From Foreign Financial Institutions [Member] | Due After 1 Year But Within 2 Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings	139,671	185,519
Loans From Foreign Financial Institutions [Member] | Due After 2 Years But Within 3 years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings		35,035
Loans From Foreign Financial Institutions [Member] | Due After 3 Years But Within 4 Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings
Loans From Foreign Financial Institutions [Member] | Due After 5 Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings